Discontinued Operations	12 Months Ended
Sep. 28, 2024
Discontinued Operations
Discontinued Operations

2.  Discontinued Operations

As discussed in Note 1 above, on November 4, 2024, the Company completed the spin-off of HHNF and the requirements for the presentation of HHNF as a discontinued operation were met on that date. Accordingly, HHNF’s historical financial results have been recast and are presented as discontinued operations. The significant accounting policies described in Note 1 are also applicable to the HHNF discontinued operations. With the exception of Note 2, the Notes to the Consolidated Financial Statements reflect the continuing operations of Berry. Berry’s reportable segments were impacted by the divestiture of the HHNF business. As a result of classifying the HHNF business as discontinued operations, Berry is now comprised of three reportable segments: Consumer Packaging International, Consumer Packaging North America, and Flexibles. The Company did not allocate any general corporate overhead or interest expense to discontinued operations.

The following table presents the financial results of HHNF (dollars in millions).

	Year Ended
	September 28, 2024	September 30, 2023
Net sales	$2,187	$2,254
Cost of sales	1,950	1,982
Selling, general and administrative expenses	108	110
Amortization of intangibles	48	51
Business consolidation and other activities	30	24
Operating income	51	87
Interest expense (income)	4	(1)
Other expense (income)	(9)	(2)
Income before income taxes	56	90
Income tax expense	11	31
Net income from discontinued operations	45	59

The Company has incurred $19 million during fiscal 2024 in separation costs related to the spin-off of HHNF, and is reported in Business consolidation and other activities. These costs are primarily related to professional fees associated with planning the spin-off.

The following table summarizes the carrying value of major classes of assets and liabilities of HHNF, reclassified as assets and liabilities of discontinued operations at September 28, 2024 and September 30, 2023.

	September 28, 2024	September 30, 2023
Assets
Cash and cash equivalents	$230	$214
Receivables, net	333	311
Inventories, net	262	252
Other current assets	62	55
Total current assets, discontinued operations	$887	$832

Property, plant and equipment, net	$948	$999
Goodwill and intangibles, net	1,036	1,084
Right of use asset	49	52
Other assets	37	59
Total non-current assets, discontinued operations	$2,070	$2,194

Liabilities
Accounts payable	$295	$266
Other current liabilities	118	112
Total current liabilities, discontinued operations	$413	$378

Deferred income taxes	$62	$61
Operating lease liability	39	41
Other non-current liabilities	88	99
Total non-current liabilities, discontinued operations	$189	$201